Segment Reporting - Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Information [Line Items]
Net revenues	$ 596,817	$ 510,360	$ 350,131
Cost of revenues	(429,407)	(355,004)	(196,686)
Gross profit	167,410	155,356	153,445
Total operating expenses	(5,439,131)	(1,617,286)	(163,292)
Operating loss	(5,271,721)	(1,461,930)	(9,847)
Finance income, net	80,162	11,036
Other income (expenses), net	46,803	64,415	29,351
Change in fair value of warrant liabilities	(3,168,091)
Income tax expenses	1,531	(25,080)	(4,090)
Net income loss	(8,311,316)	(1,411,559)	$ 13,560
Identifiable long-lived assets	2,677,549	2,768,112
Total assets	13,779,397	6,864,226
Sales of medical and other related products [Member]
Schedule of Segment Information [Line Items]
Net revenues	561,817	510,360
Cost of revenues	(401,264)	(355,004)
Gross profit	160,553	155,356
Total operating expenses	(444,208)	(447,642)
Operating loss	(283,655)	(292,286)
Finance income, net	18,397	10,068
Other income (expenses), net	46,942	64,444
Change in fair value of warrant liabilities
Income tax expenses	1,531	(25,080)
Net income loss	(216,785)	(242,854)
Identifiable long-lived assets	67,810	88,077
Total assets	2,337,152	2,219,996
Research and development of pancreatic cancer early detection services [Member]
Schedule of Segment Information [Line Items]
Net revenues
Cost of revenues
Gross profit
Total operating expenses	(143,927)	(53,678)
Operating loss	(143,927)	(53,678)
Finance income, net
Other income (expenses), net
Change in fair value of warrant liabilities
Income tax expenses
Net income loss	(143,927)	(53,678)
Identifiable long-lived assets	1,722,600	1,769,000
Total assets	1,722,600	1,769,000
Research and development of sales of contact lenses [Member]
Schedule of Segment Information [Line Items]
Net revenues	35,000
Cost of revenues	(28,143)
Gross profit	6,857
Total operating expenses	(1,805,720)	(469,158)
Operating loss	(1,798,863)	(469,158)
Finance income, net
Other income (expenses), net
Change in fair value of warrant liabilities
Income tax expenses
Net income loss	(1,798,863)	(469,158)
Identifiable long-lived assets	887,139	911,035
Total assets	887,139	911,035
Corporate unallocated [Member]
Schedule of Segment Information [Line Items]
Net revenues
Cost of revenues
Gross profit
Total operating expenses	(3,045,276)	(646,808)
Operating loss	(3,045,276)	(646,808)
Finance income, net	61,765	968
Other income (expenses), net	(139)	(29)
Change in fair value of warrant liabilities	(3,168,091)
Income tax expenses
Net income loss	(6,151,741)	(645,869)
Identifiable long-lived assets
Total assets	$ 8,832,506	$ 1,964,195